CONSOLIDATED STATEMENTS OF INCOME - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 27, 2020	Sep. 29, 2019	Sep. 27, 2020	Sep. 29, 2019	Dec. 29, 2019	Dec. 30, 2018
CONSOLIDATED STATEMENTS OF INCOME
SALES	$ 2,374,454	$ 1,850,167	$ 6,074,222	$ 5,116,161	$ 6,480,564	$ 7,051,467
COSTS AND EXPENSES
Food and paper costs	863,997	727,095	2,299,989	2,021,258	2,574,388	2,835,757
Labor costs	624,696	570,220	1,718,703	1,624,219	2,140,157	2,237,378
Occupancy costs	170,109	156,074	504,142	538,963	718,905	847,274
Other operating expenses	121,827	108,148	313,101	259,289	353,502	328,709
Depreciation and Amortization	49,668	51,097	140,588	171,563
Depreciation			139,313	171,563	211,087	225,814
Amortization					1,700	1,700
Impairment of assets held for sale	0	0	100,000	93,488	93,488	0
Loss (gain) on sale of property and equipment			0	1,800	1,800	(158,358)
General and administrative	188,292	135,695	371,455	426,968	607,585	492,378
Total costs and expenses	2,018,589	1,748,329	5,447,978	5,135,748	6,702,612	6,810,652
Income (loss) from operations	355,865	101,838	626,244	(19,587)	(222,048)	240,815
INTEREST INCOME	28,507	0	92,707	0	4,402	89
OTHER INCOME	0	0	466,758	0	8,410	(29,421)
INTEREST EXPENSE	(45,188)	(73,211)	(136,347)	(159,964)	(207,841)	(176,955)
INCOME (LOSS) BEFORE TAXES	339,184	28,627	1,049,362	(179,551)	(417,077)	34,528
PROVISION FOR INCOME TAXES	(85,000)	0	(234,000)	0	48,500	(13,725)
NET INCOME (LOSS)	$ 254,184	$ 28,627	$ 815,362	$ (179,551)	$ (368,577)	$ 20,803
NET INCOME (LOSS) PER COMMON SHARE - Basic and Diluted	$ 0.03	$ (0.00)	$ 0.10	$ (0.00)	$ (0.05)	$ 0.00
WEIGHTED AVERAGE SHARES USED IN COMPUTING PER COMMON SHARE AMOUNTS - Basic and Diluted	8,095,004	8,086,004	8,095,004	8,086,004	8,087,977	7,216,835